Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Net defined benefit liability	$ 3,424	$ 2,458
Other long term employee benefit (liability for compensated absences)	1,365	1,263
Total employee benefit liabilities	$ 4,789	$ 3,721